Harley-Davidson Motorcycle Trust 2019-A	Exhibit 99.1
$116,000,000.00 2.38579% Motorcycle Contract Backed Notes, Class A-1
$187,340,000.00 2.37% Motorcycle Contract Backed Notes, Class A-2
$187,340,000.00 2.34% Motorcycle Contract Backed Notes, Class A-3
$61,960,000.00 2.39% Motorcycle Contract Backed Notes, Class A-4
Monthly Report
For the March 15, 2022 Distribution Date

Capitalized terms are defined in the Sale and Servicing Agreement dated as of June 1, 2019, as filed with the Securities and Exchange Commission as Exhibit 10.2 to the Current Report on Form 8-K filed on June 26, 2019

Beginning of Due Period					02/01/2022
End of Due Period					02/28/2022
Determination Date					03/04/2022
Record Date					03/14/2022
Distribution Date					03/15/2022
LIBOR Determination Date
LIBOR as of the LIBOR Determination Date
Number of days in Interest Period (ACT/360 basis)					28
Number of days in Interest Period (30/360 basis)					30

Purchases	Number of Contracts	Cut-Off Date	Closing Date	Initial Pool Balance

Initial Contracts	36,654	05/31/2019	06/26/2019	$580,182,692.19
Subsequent Contracts	N/A	N/A	N/A	N/A

Total	36,654			$580,182,692.19

I. POOL BALANCE CALCULATION

Aggregate Principal Balance at beginning of Due Period		$121,913,780.28

Monthly principal amounts
Principal collections on Contracts	7,312,567.70
Balance of Contracts liquidated during Due Period	178,939.19
Balance of Contracts purchased by Seller or Servicer during Due Period	—
Other adjustments	201.33

Decline in Aggregate Principal Balance		7,491,708.22

Aggregate Principal Balance at end of Due Period		$114,422,072.06
Pool factor		0.1972173

II. NOTE PRINCIPAL BALANCE CALCULATION

	Class A-1	Class A-2	Class A-3	Class A-4	Total
Original Note balance	$116,000,000.00	$187,340,000.00	$187,340,000.00	$61,960,000.00	$552,640,000.00

Note balance as of prior Distribution Date	—	—	32,411,088.09	61,960,000.00	94,371,088.09

Principal Distributable Amount *	—	—	7,491,708.22	—	7,491,708.22

Note balance at end of Due Period	-	-	24,919,379.87	61,960,000.00	86,879,379.87

Note Pool Factor at beginning of Due Period	0.0000000	0.0000000	0.1730068	1.0000000

Note Pool Factor at end of Due Period	0.0000000	0.0000000	0.1330169	1.0000000

* Equals the aggregate Note balance as of prior Distribution Date minus (the Aggregate Principal Balance at end of Due Period less the Overcollateralization Target Amount)

III. NOTE INTEREST DISTRIBUTABLE CALCULATION

Class	Note Balance at Beginning of Due Period	Note Interest Carryover Shortfall at Beginning of Due Period	Interest Rate	Days	Interest Accrual Basis	Note Monthly Interest Distributable Amount	Note Interest Carryover Shortfall at End of Due Period	Note Interest Distributable Amount

A-1	-	—	2.38579%	28	ACT/360	-	—	—
A-2	—	—	2.37%	30	30/360	—	—	—
A-3	32,411,088.09	-	2.34%	30	30/360	63,201.62	-	63,201.62
A-4	61,960,000.00	-	2.39%	30	30/360	123,403.67	-	123,403.67
Totals	$94,371,088.09	-				$186,605.29	-	$186,605.29

IV. CALCULATION OF AVAILABLE MONIES AND DISTRIBUTIONS

Available Monies:

Principal collections on Contracts during Due Period	$7,255,317.83
Interest collections on Contracts during Due Period	711,949.79
Net Liquidation Proceeds	108,999.32
Aggregate of Purchase Price for Contracts required to be purchased by Seller or Servicer	—
Advances made by Servicer	17,863.36
Amounts paid by Seller in connection with the optional repurchase of the Contracts	—
Investment Earnings - Collection Account	192.15

Total Available Monies		$8,094,322.45

Distribution of Available Monies in order of priority:

Reimbursement Amount for Advances previously made	26,300.26
Monthly Servicing Fee to the Servicer, including any unpaid Servicing Fees	101,594.82
Monthly Indenture Trustee Fee, including any unpaid Indenture Trustee Fees	228.59
Asset Representation Reviewer Fee	—
Note Interest Distributable Amount	186,605.29
Principal Distributable Amount	7,491,708.22

Total distribution of fees, interest and principal		7,806,437.18

Excess Amounts (Shortfall)		287,885.27

Amount withdrawn from Reserve Fund to cover Shortfall	—

Excess Amounts to the Reserve Fund up to the Specified Reserve Fund Balance	—
Unpaid fees, expenses and amounts to the Indenture Trustee	—
Unpaid fees, expenses and amounts to the Asset Representation Reviewer	—
Excess Amounts to Certificateholders	287,885.27

Total distribution of Available Monies		$8,094,322.45

V. ACCOUNT BALANCE INFORMATION

Specified Reserve Fund Balance (0.25% of Initial Pool Balance)		$1,450,456.73

Reserve Fund balance as of prior Distribution Date		$1,450,456.73

Additions to Reserve Fund:
Additional deposit - Excess Amounts to Reserve Fund	—
Investment earnings - Reserve Fund	31.98

Total additions		31.98

Withdrawals from Reserve Fund:
Amount withdrawn to cover Shortfall	—
Excess Reserve Fund balance to Certificateholders	31.98

Total withdrawals		31.98

Reserve Fund balance at current Distribution Date		$1,450,456.73

Calculation of Overcollateralization Target Amount:

Overcollateralization Target Amount for current Distribution Date (4.75% of the Initial Pool Balance)		$27,542,692.19

	Amount	Percentage
Overcollateralization Amount at Cutoff Date	27,542,692.19	4.75%
Overcollateralization Target Amount for current Distribution Date	27,542,692.19	24.07%
Overcollateralization Amount at current Distribution Date	27,542,692.19	24.07%

VI. CONTRACT PERFORMANCE INFORMATION

	Number of months since Closing Date			33

Monthly losses		Number of Contracts	Amount	% of Principal Balance at beginning of Due Period

	Beginning of period Principal Balance of Contracts liquidated in the Due Period	18	$236,189.06	0.194%

	Less:
	Net Liquidation Proceeds for the Due Period	8	108,999.32	0.089%

	Net Liquidation Losses for the Due Period		127,189.74	0.104%

	Net Liquidation Loss ratio			1.252%

Average loss ratio	Net Liquidation Loss ratio - current Distribution Date			1.252%
	Net Liquidation Loss ratio - prior Distribution Date			0.175%
	Net Liquidation Loss ratio - second prior Distribution Date			0.142%
	Three-month average loss ratio			0.523%

		Number of Contracts	Amount	% of Initial Principal Balance
Cumulative losses
	Cumulative Liquidated Contracts	495	$7,574,711.68	1.306%
	Cumulative Net Liquidation Proceeds	386	4,495,864.45	0.775%
	Cumulative Net Liquidation Losses		3,078,847.23	0.531%

	Average net loss (amount of cumulative Net Liquidation Losses / number of cumulative Liquidated Contracts)		$6,219.89

Cumulative loss ratio	Cumulative loss ratio			0.531%

Delinquencies	Days Delinquent	Number of Contracts	Principal Balance	Delinquent Interest Amount	% of Principal Balance at Beginning of Due Period

	30 - 59	63	$567,916.63	$4,827.24	0.466%
	60 - 89	17	159,216.92	2,660.61	0.131%
	90 - 119	13	120,828.49	5,035.24	0.099%
	120+	12	144,841.49	5,340.27	0.119%
	Totals	105	$992,803.53	$17,863.36	0.814%

	60+ delinquency amount	42	$424,886.90		0.349%

Average 60+ day delinquency ratio	60+ day delinquency ratio - current Distribution Date				0.349%
	60+ day delinquency ratio - prior Distribution Date				0.534%
	60+ day delinquency ratio - second prior Distribution Date				0.471%
	Three-month average delinquency Ratio				0.451%

	Current 60+ day delinquency ratio meets or exceeds Delinquency Trigger (5.60%)? Yes or No				No

VII. ADDITIONAL CONTRACT INFORMATION

Contract Data	Beginning of Due Period	End of Due Period
Number of Contracts	14,560	14,039
Principal Balance of Contracts	121,913,780.28	114,422,072.06
Weighted average original term	73.82	73.97
Weighted average remaining term	31.49	30.73
Weighted average age	42.33	43.24
One month prepayments (ABS)	1.34%	1.36%
Weighted average Contract Rate	7.09%	7.12%

Contract Rate	Principal Balance of Contracts	% of Principal Balance at End of Due Period
< 0.000%	-	—%
0.000% - 5.000%	34,376,101.31	30.04%
5.001% - 10.000%	63,036,193.45	55.09%
10.001% - 15.000%	17,009,777.30	14.87%
15.001% - 20.000%	—	—%
> 20.000%	—	—%

Advances made by Servicer in current Due Period		$17,863.36
Reimbursement Amount due to Servicer		26,300.26
Number of Contracts purchased by Seller or Servicer		—
Principal Balance of Contracts purchased by Seller or Servicer		—
Purchase Price of Contracts purchased by Seller or Servicer		—

VIII. OTHER INFORMATION FOR NOTEHOLDERS

1. Information regarding material changes to the definition or determination of delinquencies, charge-offs and uncollectible accounts:

None

2. Information regarding any material modifications, extensions or waivers to contract terms, fees, penalties or payments during the distribution period or that have cumulatively become material over time:

None

3. Information regarding material breaches of contract representations or warranties or transaction covenants:

None

4. Information regarding any new issuance of asset-backed securities backed by the same contracts:

None

5. Information regarding any contract changes (other than in connection with a contract converting into cash in accordance with its terms), such as additions or removals in connection with a prefunding period, including any material changes in the solicitation, credit-granting, underwriting, origination, acquisition or pool selection criteria or procedures, as applicable, used to originate, acquire or select the new pool of contracts:

Not applicable

6. During the pre-funding period, if applicable, information regarding originators, pool contracts or significant obligors pursuant to Item 1121(b) of Regulation AB:

Not applicable

7. Information regarding material changes to derivatives used within the transaction structure, including the counterparty, the operation and material terms of the derivatives instruments:

Not applicable

HARLEY-DAVIDSON CREDIT CORP.

CERTIFICATE OF SERVICING OFFICER

The undersigned certifies that he is the Vice President, Treasurer and Assistant Secretary of Harley-Davidson Credit Corp., a Nevada corporation (the "Servicer"), and that as such he is duly authorized to execute and deliver this certificate on behalf of the Servicer pursuant to Section 9.02 of the Sale and Servicing Agreement (the "Agreement") dated as of June 1, 2019 by and among Harley-Davidson Customer Funding Corp., as Trust Depositor, the Servicer and the Bank Of New York Mellon Trust Company, N.A., and Harley-Davidson Motorcycle Trust 2019-A (all capitalized terms used herein without definition having the respective meanings specified in the Agreement), and further certifies that:

1. The Monthly Report for the period from February 1, 2022 to February 28, 2022 attached to this certificate is complete and accurate in accordance with the requirements of Sections 9.01 and 9.02 of the Agreement; and

2. As of the date hereof, no Event of Termination event that with notice or lapse of time or both would become an Event of Termination has occurred.

IN WITNESS WHEREOF, I have affixed hereunto my signature this 4th day of
March 2022.

HARLEY-DAVIDSON CREDIT CORP.

By: /s/ James Darrell Thomas
                            James Darrell Thomas
Vice President, Treasurer and Assistant Secretary